Debt - Summary of Notes Payable to Contractors (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Changes In Consolidated Debt [line items]
Notes payable outstanding		$ 755,860		$ 1,153,108
Floating Production Storage And Offloading [member]
Disclosure Of Changes In Consolidated Debt [line items]
Investment		723,575
Outstanding balances owed to contractor	$ 68,165	$ 1,284,587	$ 94,751	$ 1,864,955